Financial instruments fair value disclosures (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Carrying and Fair Values of Financial Instruments that are not Reported at Fair Value

The carrying and fair values of financial instruments that are not reported at fair value in the interim financial statements were as follows for the current and comparative periods:

(€’000)	As of June 30, 2019	As of December 31, 2018
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	2,415	1,743
Other non-current assets	179	215
Trade receivables and other current assets	398	367
Short-term investments	0	9,197
Cash and cash equivalents	33,668	40,542

Total	36,660	52,065

For the above-mentioned financial assets, the carrying amount reported at balance sheet date is a reasonable approximation of their fair value.

(€’000)	As of June 30, 2019	As of December 31, 2018
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Bank loans	368	510
Lease liabilities	4,566	1,136
RCA’s liability	3,466	3,140
Trade payables and other current liabilities	5,439	5,916

Total	13,838	10,702

Schedule of Financial Assets and Liabilities Measured at Fair Value

Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs:

(€’000)	Level I	Level II	Level III	Total
Assets
Short-term investments	—	—	—	—

Total Assets	—	—	—	—

Liabilities
Contingent consideration and other financial liabilities	—	—	24,781	24,781

Total Liabilities	—	—	24,781	24,781

Schedule of Contingent Consideration and Other Financial Liabilities

The change in the balance is detailed as follows:

CONTINGENT CONSIDERATION AND OTHER FINANCIAL LIABILITIES ROLL FORWARD
(€’000)	As of June 30, 2019	As of December 31, 2018
Opening balance contingent consideration and other financial liabilities at 1 January	25,187	19,583
Milestone payment	—	—
Fair value adjustment	(407)	5,604

Closing balance contingent consideration and other financial liabilities	24,781	25,187

Schedule of Sensitivity Analysis Performed on Main Assumptions

Key assumptions driving the fair value are: i) 15.2% discount rate (WACC), ii) -25% sales long-term negative growth rate in the terminal value and iii) the probabilities of success (PoS) for our product candidates to get commercialized, which were, at 30 June 2019:

PoS	Phase I	Phase I to II	Phase II to III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-01 CYAD-101	100%	63%	26%	45%	84%	6.4%